Share-Based Compensation - Summary of Option Activity (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
Jul. 01, 2017 USD ($) $ / shares shares
Number of Options Outstanding
Outstanding, beginning of period (in shares) | shares	15.1
Granted (in shares) | shares	3.6
Exercised (in shares) | shares	(2.1)
Forfeited or expired (in shares) | shares	(1.6)
Outstanding, end of period (in shares) | shares	15.0
Number of options outstanding, vested and expected to vest (in shares) | shares	14.7
Number of options outstanding, exercisable (in shares) | shares	8.5
Weighted-Average Exercise Price
Outstanding, beginning of period (USD per share) | $ / shares	$ 40.18
Granted (USD per share) | $ / shares	39.87
Exercised (USD per share) | $ / shares	41.69
Forfeited or expired (USD per share) | $ / shares	41.53
Outstanding, end of period (USD per share) | $ / shares	39.75
Weighted-average exercise price, shares vested or expected to vest (USD per share) | $ / shares	42.39
Weighted-average exercise price, exercisable (USD per share) | $ / shares	$ 44.55
Weighted- Average Remaining Contractual Term (in years)
Outstanding	6 years 2 months
Vested or expected to vest	6 years 1 month
Exercisable	4 years 8 months
Aggregate Intrinsic Value
Outstanding | $	$ 118.6
Vested or expected to vest | $	113.9
Exercisable | $	$ 116.8